Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net income (loss)	$ (15,238)	$ (15,750)	$ 6,264
Non-cash items included in net income (loss):
Depreciation and amortization	20,900	12,131	9,394
Change in fair value of contingent consideration	2,155	4,481	0
Non-cash interest expense	2,621	1,576	0
Share-based compensation	27,627	6,272	1,292
Deferred income taxes	1,691	21	258
Foreign currency transactions and other	(3,736)	6,290	345
Change in operating assets and liabilities:
Trade and accrued contract receivables	(62,839)	(25,426)	(27,804)
Prepayments and other current assets	(36,496)	(25,701)	(1,106)
Other assets	(1,027)	(3,067)	(1,172)
Accounts payable and other accrued liabilities	(7,720)	27,215	9,369
Deferred revenue and government grant income	4,741	2,088	(117)
Net cash used in operating activities	(67,321)	(9,870)	(3,277)
Cash flow from investing activities:
Purchase of property and equipment	(2,582)	(1,063)	(601)
Investments in software development and purchased software	(34,774)	(20,641)	(19,391)
Investment in subsidiaries and equity method investments, net of cash acquired	(43,489)	(2,302)	(919)
Proceeds from sale of equity method investments	0	272	0
Net cash used in investing activities	(80,845)	(23,734)	(20,911)
Cash flow from financing activities:
Net proceeds from issuance of ordinary shares	273,824	58	4,322
Proceeds from borrowings and debt financing	917	46,166	33,668
Repayment of borrowings	(65,704)	(14,038)	(9,974)
Net cash generated from financing activities	209,037	32,186	28,016
Effect of change in foreign exchange rates	(2,460)	(883)	1,506
Net increase (decrease) in cash and cash equivalents	58,411	(2,301)	5,334
Cash and cash equivalents at beginning of period	17,354	19,655	14,321
Cash and cash equivalents at end of period	75,765	17,354	19,655
Supplemental cash flow information:
Interest paid	7,817	3,819	798
Income taxes paid	858	554	371
Non-cash investing and financing activities:
Issuance of shares in connection with business combination	0	1,454	1,120
Issuance of shares as debt placement fee	0	0	2,253
Issuance of shares upon tender of non-controlling interest in Velti North America, Inc.	$ 0	$ 124	$ 0